LONG-TERM INVESTMENTS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended																				3 Months Ended		12 Months Ended
	Apr. 30, 2017	Sep. 30, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 27, 2016	Jan. 31, 2016	Dec. 31, 2015	Oct. 31, 2015	Jul. 31, 2015	Mar. 31, 2015	Jan. 31, 2015	Nov. 30, 2014	Sep. 30, 2014	Aug. 31, 2014	Apr. 30, 2014	Mar. 31, 2014	Nov. 30, 2012	Sep. 30, 2012	Jul. 31, 2012	Apr. 30, 2011	Apr. 30, 2016	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2016	May 31, 2016	Jun. 30, 2015	May 31, 2015
Equity method investments
Earnings (loss) in equity method investments, net of tax																							$ (18,183)	$ (5,468)	$ 49,015
Total equity method investments							$ 372,717																357,726	372,717
Due to Related Parties							152																11,105	152	400
Cost method investments
Cost Method Investments							205,715																$ 194,437	205,715
Golden Axe [Member]
Available-for-sale:
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares											2,000,000
Business Acquisition, Percentage of Voting Interests Acquired																							20.46%
Payments to Acquire Businesses, Gross											$ 18,943
Business Combination, Consideration Transferred, Other																								1,143
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain (Loss), Net																							$ 2,275
SZ Golden Axe [Member]
Available-for-sale:
Business Acquisition, Percentage of Voting Interests Acquired			20.46%																		20.46%
Payments to Acquire Businesses, Gross			$ 10,633
Maximum [Member]
Equity method investments
Total equity method investments							15,000																15,000	15,000
Series B shares [Member]
Available-for-sale:
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares											26,081,176
Business Combination, Consideration Transferred, Other						$ 7,167
Series A Preferred Stock [Member]
Equity method investments
Stock Issued During Period, Shares, Stock Splits																	22,294,876
Snowball [Member]
Available-for-sale:
Unrealized holding gains							1,437																803	1,437
Snowball [Member] | Warrant [Member]
Equity method investments
Earnings (loss) in equity method investments, net of tax		$ 901
Available-for-sale:
Warrants term												2 years
Payments to acquire investments												$ 901
Snowball [Member] | Series C Preferred Stock [Member]
Equity method investments
Number of shares purchased												35,040,427
Price per share (in dollars per share)												$ 0.9988
Snowball [Member] | Series C Preferred Stock [Member] | Warrant [Member]
Available-for-sale:
Price per share (in dollars per share)												$ 1.6906
Payments to acquire investments												$ 34,998
Number of shares entitled to be purchased on exercise of warrants												8,872,590
Eall [Member] | Series B-1 and B-2 Preferred Share [Member]
Equity method investments
Ownership percentage																										20.40%
Available-for-sale:
Payments to acquire investments													$ 18,090
Eall [Member] | Series B-1 Preferred Shares [Member]
Available-for-sale:
Number of shares purchased									652,598				5,321,428
Price per share (in dollars per share)									$ 3.08				$ 3.08
Payments to acquire investments									$ 2,010
Eall [Member] | Series B-2 Preferred Shares [Member]
Available-for-sale:
Number of shares purchased													649,351
Price per share (in dollars per share)													$ 2.62
268V Limited [Member] | Series D Preferred Stock [Member]
Available-for-sale:
Number of shares purchased											64,281,655
Payments to acquire investments											$ 75,000
Unrealized holding gains							23,782																	23,782
Cost-method Investments, Other than Temporary Impairment																							50,830
Omni [Member] | Series B shares [Member]
Available-for-sale:
Number of shares purchased									14,727,541
Price per share (in dollars per share)									$ 1.358
Payments to acquire investments				$ 21,000
Unrealized holding gains							8,866																(2,813)	8,866
Omni [Member] | Series B++ Preferred Share [Member]
Available-for-sale:
Number of shares purchased																						510,248
Price per share (in dollars per share)																						$ 1.96
Zhu Chao [Member] | Series A Preferred Stock [Member]
Available-for-sale:
Number of shares purchased											1,553,566
Payments to acquire investments											$ 15,000
Unrealized holding gains																							3,722
Others [Member] | Maximum [Member]
Cost method investments
Cost Method Investments							10,000																10,000	10,000
Available-for-sale:
Other long-term available-for-sale investments																							10,000
Hylink [Member]
Cost method investments
Acquisition of equity interest (as a percent)																				2.00%
Cash contribution made to acquire investments																				$ 2,381
Cost Method Investments							2,315																2,161	2,315
StoreDot [Member]
Cost method investments
Cost Method Investments							10,001																$ 10,001	$ 10,001
StoreDot [Member] | Series B shares [Member]
Cost method investments
Acquisition of equity interest (as a percent)														6.06%
Cash contribution made to acquire investments														$ 10,001
GoGo [Member]
Cost method investments
Acquisition of equity interest (as a percent)												10.00%											10.48%	13.89%
Cash contribution made to acquire investments												$ 8,100
Cost Method Investments							16,100																$ 11,127	$ 16,100			$ 500	$ 3,000	$ 5,000
Available-for-sale:
Cost-method Investments, Other than Temporary Impairment																							5,473
Motif [Member]
Cost method investments
Acquisition of equity interest (as a percent)																								10.00%
Cost Method Investments							40,000																7,700	$ 40,000
Available-for-sale:
Cost-method Investments, Other than Temporary Impairment																							32,300
Motif [Member] | Series E Preferred Shares [Member]
Cost method investments
Acquisition of equity interest (as a percent)																								10.00%
Cost Method Investments							$ 40,000																	$ 40,000
Number of shares purchased											5,579,734
LendingHome Corporation [Member]
Cost method investments
Acquisition of equity interest (as a percent)							14.72%
Cost Method Investments							$ 65,843																$ 65,843	65,843
LendingHome Corporation [Member] | Series C Preferred Stock [Member]
Cost method investments
Number of shares purchased										6,153,999
Credit Shop [Member]
Cost method investments
Acquisition of equity interest (as a percent)																							40.99%
Cost Method Investments							15,000																$ 35,000	15,000
Credit Shop [Member] | Series A Preferred Stock [Member]
Cost method investments
Cash contribution made to acquire investments					$ 20,000						$ 15,000
Number of shares purchased											204,471
Price per share (in dollars per share)											$ 73.36
Revolving line of credit, maximum borrowing capacity							15,000																	15,000
Amount of additional shares to be purchased upon conversion of debt							5,000
Debt Conversion, Original Debt, Amount											$ 15,000
Eunke [Member]
Cost method investments
Cost Method Investments							$ 25,000																25,000	$ 25,000
Eunke [Member] | Series B shares [Member]
Equity method investments
Ownership percentage							21.90%																	21.90%
Cost method investments
Cash contribution made to acquire investments										$ 25,000
Number of shares purchased										4,770,131
Others [Member]
Cost method investments
Cost Method Investments							$ 31,456																37,605	$ 31,456
Others [Member] | Maximum [Member]
Cost method investments
Cost Method Investments							10,000																10,000	10,000
Eall Network [Member]
Equity method investments
Earnings (loss) in equity method investments, net of tax																							(200)
Total equity method investments																							18,137
Available-for-sale:
Payments to acquire investments																							17,937
Social Finance, Inc [Member]
Equity method investments
Payment for equity method investments																							$ 242,120
Ownership percentage							21.20%																21.06%	21.20%
Earnings (loss) in equity method investments, net of tax																							$ (3,968)	$ 3,902
Total equity method investments							$ 235,920																$ 231,952	235,920
Social Finance, Inc [Member] | Scenario, Forecast [Member]
Equity method investments
Sale of Stock, Number of Shares Issued in Transaction	5,719,986
Sale of Stock, Consideration Received on Transaction	$ 91,926
Social Finance, Inc [Member] | Series B shares [Member]
Equity method investments
Number of shares purchased																		5,573,719
Price per share (in dollars per share)																		$ 8.791258
Social Finance, Inc [Member] | Series D Preferred Stock [Member]
Equity method investments
Number of shares purchased																6,020,695
Price per share (in dollars per share)																$ 3.453
Social Finance, Inc [Member] | Series E Preferred Shares [Member]
Equity method investments
Number of shares purchased											2,361,116
Price per share (in dollars per share)											$ 9.4578
Social Finance, Inc [Member] | Series F Preferred Shares [Member]
Equity method investments
Number of shares purchased								9,507,933
Price per share (in dollars per share)								$ 15.7763
Social Finance, Inc [Member] | Series 2012-A Senior Secured Sofi Loan Notes [Member]
Held-to-Maturity investments
Principal value of Series 2012-A Senior Secured Refi Loan Notes																			$ 10,000
Fixed annual interest rate (as a percent)																							4.00%
Monthly return of principal																							$ 5,879	984
Monthly earned interest																							166	181
Hayman [Member]
Equity method investments
Earnings (loss) in equity method investments, net of tax																							(157)	(322)
Total equity method investments							29,678																	29,678	$ 30,000
Sale of Stock, Consideration Received on Transaction																					$ 29,521
Rise [Member]
Equity method investments
Ownership percentage																							25.30%
Earnings (loss) in equity method investments, net of tax																							$ (818)	(882)
Total equity method investments							$ 15,144																$ 14,326	$ 15,144
Rise [Member] | Series A Preferred Stock [Member]
Equity method investments
Number of shares purchased															7,856,395
Price per share (in dollars per share)															$ 2.1872
Payment for equity method investments															$ 17,183